Background information of business and organization (Details)			6 Months Ended
		Feb. 23, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 HKD	Jun. 30, 2016 MYR	Jun. 21, 2016	Apr. 25, 2016	Mar. 31, 2016	Dec. 31, 2015	May 15, 2015	Mar. 23, 2015	Mar. 05, 2015 USD ($)	Mar. 02, 2015	Dec. 31, 2014	Jun. 24, 2014 USD ($)	Apr. 11, 2014	Jan. 27, 2014	Oct. 18, 2013
Schedule of Equity Method Investments [Line Items]
Percentage of Equity Directly Attributable to the Group			90.00%	90.00%	90.00%	90.00%
Management [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired								6.00%
Zhengzhou Shengdao Real Estate Co., Ltd. ("Zhengzhou Shengdao") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners													20.00%
Registered Date of Incorporation			Oct. 14, 2013
Paid-up Capital | $			$ 3,300,000										$ 3,300,000
Percentage of Equity Directly Attributable to the Group			80.00%	80.00%	80.00%	80.00%
Zhengzhou Shengdao Real Estate Co., Ltd. ("Zhengzhou Shengdao") [Member] | CNY [Member]
Schedule of Equity Method Investments [Line Items]
Paid-up Capital				¥ 20,000,000
Percentage of Equity Directly Attributable to the Group			80.00%	80.00%	80.00%	80.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners												10.00%
Registered Date of Incorporation			Jan. 14, 2015
Paid-up Capital | $			$ 6,500,000
Percentage of Equity Directly Attributable to the Group			90.00%	90.00%	90.00%	90.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member] | CNY [Member]
Schedule of Equity Method Investments [Line Items]
Paid-up Capital				¥ 40,000,000
Percentage of Equity Directly Attributable to the Group			90.00%	90.00%	90.00%	90.00%
Henan Xinyuan Shunsheng Real Estate Co., Ltd. ("Henan Shunsheng") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by partners			10.00%	10.00%	10.00%	10.00%
Registered Date of Incorporation			Jan. 13, 2016
Paid-up Capital | $			$ 4,500,000
Percentage of Equity Directly Attributable to the Group			90.00%	90.00%	90.00%	90.00%
Henan Xinyuan Shunsheng Real Estate Co., Ltd. ("Henan Shunsheng") [Member] | CNY [Member]
Schedule of Equity Method Investments [Line Items]
Paid-up Capital				¥ 30,000,000
Xinyuan International Property Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Oct. 06, 2011
Paid-up Capital | $			$ 500,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xinyuan International (HK) Property Investment Co., Limited. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Oct. 26, 2011
Paid-up Capital | HKD					HKD 3,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
XIN Development Group International Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Nov. 10, 2011
Paid-up Capital | $			$ 0
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xinyuan Real Estate, Ltd. ("Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jan. 27, 2006
Paid-up Capital | $			$ 50,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
South Glory International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jan. 17, 2001
Paid-up Capital | HKD					HKD 10,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Victory Good Development Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jan. 17, 2001
Paid-up Capital | HKD					HKD 10,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Elite Quest Holdings Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Nov. 19, 2001
Paid-up Capital | HKD					HKD 10,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
XIN Irvine, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 12, 2012
Paid-up Capital | $			$ 50,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Vista Sierra, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			May 01, 2012
Paid-up Capital | $			$ 0
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
XIN Development Management East, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Aug. 28, 2012
Paid-up Capital | $			$ 1,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
XIN NY Holding, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Aug. 29, 2012
Paid-up Capital | $			$ 1,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
421 Kent Development, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Aug. 29, 2012
Paid-up Capital | $			$ 1,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xinyuan Sailing Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jun. 21, 2013
Paid-up Capital | HKD					HKD 3,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
AWAN Plasma Sdn Bhd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Apr. 16, 2007
Paid-up Capital | MYR						MYR 33,577,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
XIN Eco Marine Group Properties Sdn Bhd ("Malaysia project") [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired															100.00%
Registered Date of Incorporation			Jul. 09, 2014
Paid-up Capital | MYR						MYR 33,217,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xinyuan Internet Finance Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 07, 2015
Paid-up Capital | $			$ 50,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
New Dawn International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 07, 2015
Paid-up Capital | $			$ 50,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
New Legend International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 07, 2015
Paid-up Capital | $			$ 50,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
NewPoint International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 07, 2015
Paid-up Capital | $			$ 50,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
NewGrace International Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 07, 2015
Paid-up Capital | $			$ 50,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
China Online Finance Research Institute Limited [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 17, 2015
Paid-up Capital | $			$ 1,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Genesis Ocean Investments Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Aug. 19, 2015
Paid-up Capital | HKD					HKD 100
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Honest View Development Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Aug. 19, 2015
Paid-up Capital | HKD					HKD 100
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Honour Triumph Enterprises Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Aug. 19, 2015
Paid-up Capital | HKD					HKD 100
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Well Poly Holdings Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Aug. 19, 2015
Paid-up Capital | HKD					HKD 100
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Zhengzhou Yasheng Construction Material Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Oct. 22, 2013
Paid-up Capital | $			$ 50,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Zhengzhou Jiasheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Dec. 02, 2013
Paid-up Capital | $			$ 60,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Zhengzhou Yusheng Landscape Design Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Dec. 25, 2013
Paid-up Capital | $			$ 70,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xinyuan (China) Real Estate, Ltd. ("WFOE") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Apr. 10, 2006
Paid-up Capital | $			$ 307,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			May 19, 1997
Paid-up Capital				¥ 200,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Qingdao Xinyuan Xiangrui Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Feb. 09, 2006
Paid-up Capital				¥ 10,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Shandong Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jun. 02, 2006
Paid-up Capital				¥ 300,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xinyuan Property Service Co., Ltd. ("Xinyuan Property Service") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Dec. 28, 1998
Paid-up Capital				¥ 50,000,000
Percentage of Equity Directly Attributable to the Group			94.00%	94.00%	94.00%	94.00%
Zhengzhou Mingyuan Landscape Engineering Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Feb. 17, 2004
Paid-up Capital				¥ 2,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Zhengzhou Xinyuan Computer Network Engineering Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			May 26, 2004
Paid-up Capital				¥ 2,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Henan Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Dec. 29, 2011
Paid-up Capital				¥ 20,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Suzhou Xinyuan Real Estate Co., Ltd. ("Suzhou Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Nov. 24, 2006
Paid-up Capital				¥ 200,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Anhui Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Dec. 07, 2006
Paid-up Capital				¥ 50,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Kunshan Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired																			100.00%
Registered Date of Incorporation			Jan. 31, 2008
Paid-up Capital				¥ 200,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xinyuan Real Estate (Chengdu) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jun. 12, 2007
Paid-up Capital				¥ 220,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xuzhou Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Nov. 09, 2009
Paid-up Capital				¥ 200,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Jiye Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Nov. 15, 2009
Paid-up Capital				¥ 50,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Wanzhong Real Estate Co., Ltd. ("Beijing Wanzhong") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Mar. 04, 2008
Paid-up Capital				¥ 900,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Beijing Heju Management Consulting Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jan. 16, 2009
Beijing Heju Construction Material Co. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Paid-up Capital				¥ 30,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xinyuan Renju (Beijing) Asset Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jan. 16, 2009
Paid-up Capital				¥ 30,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jun. 13, 2005
Paid-up Capital				¥ 10,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Mar. 08, 2012
Paid-up Capital				¥ 30,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Priority Commercial Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Aug. 10, 2012
Paid-up Capital				¥ 2,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. ("Suzhou Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Sep. 20, 2012
Paid-up Capital				¥ 200,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Jiangsu Jiajing Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Mar. 28, 2005
Paid-up Capital				¥ 150,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Beijing XIN Media Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 10, 2013
Paid-up Capital				¥ 10,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xingyang Xinyuan Real Estate Co., Ltd. ("Xingyang Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 25, 2013
Paid-up Capital				¥ 200,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
APEC Construction Investment (Beijing) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Aug. 01, 2013
Paid-up Capital				¥ 100,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Beijing Xinxiang Huicheng Decoration Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Oct. 18, 2013
Paid-up Capital				¥ 10,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired							5.00%
Registered Date of Incorporation			Dec. 04, 2013
Paid-up Capital | $			$ 48,800,000													$ 48,800,000
Percentage of Equity Directly Attributable to the Group			95.00%	95.00%	95.00%	95.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member] | CNY [Member]
Schedule of Equity Method Investments [Line Items]
Paid-up Capital				¥ 300,000,000
Xinrongji (Beijing) Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Dec. 25, 2013
Paid-up Capital				¥ 100,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Shanghai Junxin Real Estate Co., Ltd. ("Shanghai Junxin") [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired																	100.00%
Registered Date of Incorporation			Jan. 16, 2014
Paid-up Capital				¥ 5,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%				51.00%
Sanya Beida Science and Technology Park Industrial Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired																		100.00%
Registered Date of Incorporation			Jan. 10, 2014
Paid-up Capital				¥ 200,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Chengdu Xinyuan Wanzhuo Real Estate Co. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Feb. 21, 2014
Paid-up Capital				¥ 50,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Zhengzhou Hengsheng Real Estate Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jun. 19, 2014
Paid-up Capital				¥ 20,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Xindo Park E-commerce Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Aug. 12, 2014
Paid-up Capital				¥ 202,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Sep. 15, 2014
Paid-up Capital				¥ 20,000,000
Percentage of Equity Directly Attributable to the Group			90.00%	90.00%	90.00%	90.00%
Tianjin Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Sep. 17, 2014
Paid-up Capital				¥ 100,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Xi'an Xinyuan Metropolitan Business Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Nov. 25, 2014
Paid-up Capital				¥ 3,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Beijing Xinleju Technology Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Dec. 24, 2014
Paid-up Capital				¥ 10,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. ("Changsha Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Apr. 03, 2014
Paid-up Capital				¥ 100,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Beijing Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jan. 05, 2015
Paid-up Capital				¥ 30,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Jinan Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Dec. 04, 2015
Paid-up Capital | $			$ 3,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Henan Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Mar. 23, 2015
Paid-up Capital | $			$ 10,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Guangsheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 27, 2015
Paid-up Capital				¥ 40,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Shanghai Hexinli Property Management Center (Limited partnership) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 28, 2015
Paid-up Capital | $			$ 100,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Beijing Xinhe Investment Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			May 05, 2015
Paid-up Capital				¥ 5,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Shenzhen Xileju Technology Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jun. 04, 2015
Paid-up Capital				¥ 5,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Shenzhen Xilefu Internet Financial Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jun. 12, 2015
Paid-up Capital				¥ 5,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Real Estate Marketing Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jul. 30, 2015
Paid-up Capital				¥ 1,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Shandong Xinyuan Renju Real Estate Co., Ltd. ("Shandong Renju") [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired											18.00%			82.00%
Registered Date of Incorporation			Nov. 19, 2011
Paid-up Capital				¥ 50,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Shaanxi Zhongmao Real Estate Co., Ltd. ("Shaanxi Zhongmao") [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired		14.98%							10.00%
Registered Date of Incorporation	[1]		Jun. 22, 1998
Paid-up Capital	[1]			¥ 22,500,000
Percentage of Equity Directly Attributable to the Group		65.98%	65.98%	65.98%	65.98%	65.98%				51.00%
Consideration for equity interest | $		$ 516,086
421 Kent Holding Co, Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			May 02, 2014
Paid-up Capital | $			$ 1,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Hudson 888 Owner LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Oct. 22, 2015
Paid-up Capital | $			$ 1,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
XIN Manhattan Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Dec. 09, 2015
Paid-up Capital | $			$ 1,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Hudson 888 Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Dec. 09, 2015
Paid-up Capital | $			$ 1,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Shenzhen Xinchuang Investment Consulting Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Jan. 20, 2016
Paid-up Capital				¥ 500,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Shenzhen Keye Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Feb. 26, 2016
Paid-up Capital				¥ 5,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%
Henan Yueshenghang Property Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation			Apr. 15, 2016
Paid-up Capital				¥ 50,000,000
Percentage of Equity Directly Attributable to the Group			100.00%	100.00%	100.00%	100.00%

[1]	Acquired on February 23, 2016.